Funds Held for Customers - Summary of Fair Value of Funds Held For Customers (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Funds Held For Customers [Line Items]
Amortized cost	$ 567,495	$ 437,979	$ 352,059
Gross unrealized gains	783	441	30
Gross unrealized losses	(1,074)	(13)	(159)
Fair value	567,204	438,407	351,930
Certificates of Deposit
Funds Held For Customers [Line Items]
Amortized cost	78,753	105,297	185,418
Gross unrealized gains	97	81	19
Gross unrealized losses	(136)	(1)	(77)
Fair value	78,714	105,377	185,360
Corporate Bonds
Funds Held For Customers [Line Items]
Amortized cost	469,504	301,755	166,641
Gross unrealized gains	505	327	11
Gross unrealized losses	(938)	(12)	(82)
Fair value	469,071	302,070	$ 166,570
U.S. Treasury Securities
Funds Held For Customers [Line Items]
Amortized cost	19,238	30,927
Gross unrealized gains	181	33
Fair value	$ 19,419	$ 30,960